NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE
Schedule of notes payable
	(in thousands)
	December 31,	December 31,
	2022	2021
Secured promissory note	$3,783	$3,783
Evergreen Private Placement	1,022	2,301
SBA loan	150	150
NJD Investments, LLC promissory note	1,155	-
SAFE agreements	-	538
Related party loans	-	1,888
Vehicle Loan	244	116
Total Gross Debt	$6,354	$8,776

Less: Gross short term debt	(2,042)	(4,209)
Less: Debt discount	(30)	(685)
Net Long Term Debt	$4,282	$3,882

Scheduled maturities of long-term debt
Years Ending December 31,	Secured Promissory Notes	NJD Investments, LLC Promissory Note	Evergreen Private Placement	SBA Loan	Vehicle Loans	Total
2023	$677	$291	$1,022	$-	$52	$2,042
2024	-	301	-	-	59	360
2025	3,106	316	-	-	62	3,484
2026	-	247	-	-	49	296
2027	-	-	-	-	22	22
Thereafter	-	-	-	150	-	150
Total	$3,783	$1,155	$1,022	$150	$244	$6,354